SCHEDULE OF DIVIDENDS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Dividends on ordinary shares proposed:
-Interim tax-exempt (one-tier) dividends for 2024 and 2025	$ 11,849,995	$ 7,305,322